Share-Based Payment (Details) - Schedule of classification of stock-based compensation - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of classification of stock-based compensation [Abstract]
Cost of sales		$ 4,309
General and administrative	$ 18,136	59,492
Research and development expenses	5,139	13,064
Selling and marketing expenses	2,921	6,029
Construction in process		237
Total	$ 28,292	$ 83,131